OPERATING LEASE - Schedule Of Maturities Of Operating Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Maturities of operating lease liabilities
2025	¥ 186,825
2026	82,346
2027	28,622
2028	14,294
2029	6,353
Thereafter	337
Total undiscounted lease payments	318,777
Less: imputed interest	(16,650)
Total operating lease liabilities	¥ 302,127	¥ 280,093